Share-based payments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 8 - Share-based payments

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Nine months ended September 30,
	2016	2015
Nonemployee common stock	$--	$571,207
Nonemployee preferred stock (Series B)	50,000	--
Nonemployee warrants – fully-vested upon issuance	445,390	--
Nonemployee warrants – service and performance conditions	18,392	55,849
Legal Settlement – replacement warrants	--	1,119,450
Employee stock options – market price-based	327,000	981,000
Total share-based expense charged against income	$840,782	$2,727,506

Impact on net loss per common share:
Basic and diluted	$(0.01)	$(0.04)

Nonemployee common stock

UPT management agreement

In July, 2014, the Company entered into an agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

As of September 30, 2016, and from the date of the agreement, meeting these conditions was not deemed probable, so no expense was recognized under this agreement and no common stock was issued.

Investor relations agreement

In June, 2014, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement the Company agreed to issue 60,000 shares of common stock each quarter through May 2015, for a total of 240,000 shares. We recognized expense of $31,200, during the quarter ended March 31, 2015, for the issuance of 60,000 shares.

In January, 2016, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement, the Company agreed to issue 150,000 one year warrants per month through February 2016, for a total of 300,000 warrants. In March 2016, we renewed the agreement through December 2016. Under the terms of the renewed agreement, the Company agreed to issue 50,000 restricted common shares and 150,000 one year warrants each month for three months. Thereafter, we agreed to issue 100,000 restricted common shares and 100,000 warrants each month for the duration of the renewed agreement. A total of 2,000,000 restricted common shares and warrants are due to be issued under the renewed agreement.

The warrants were priced based upon the closing bid price on the last day of the previous month before issuance. The shares were priced based upon the closing bid price on the day of issuance. Warrants were issued for services rendered during the months of January, February, March and April. Twenty-five thousand shares were issued for services rendered during the month of March. Therefore, the exercise prices of the warrants are $0.18, $0.22, $0.40 and $0.30, respectively, and the shares were priced at $0.38. A total of 1,675,000 restricted common shares and warrants remain to be issued.

Other

During the quarters ended September 30, 2016 and 2015, the Company issued no other shares of common stock in exchange for services.

Nonemployee common stock warrants -- Fully-vested upon issuance

Financing Advisory Services

In January 2016, the Company modified the terms of previously issued warrants and issued additional warrants to a company that provides us with financial consulting services. We lowered the exercise price on 2,533,000 warrants to $0.30 per share for warrants that previously had exercise prices ranging from $0.56 to $2.50 per share. As a result of modifying the previously issued warrants, the Company recognized expense of $64,000. We also issued 1,266,503 additional warrants with an exercise price of $0.30 per share that expire in five years, for which the Company recognized expense of $246,500.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

	Replacement Warrants	Additional Warrants
Volatility	133 – 182%	204%
Risk-free interest rate	1.1 – 1.3%	1.4%
Expected life (years)	3.0 – 4.3	5.0
Dividend yield	--	--

Board of Advisors

In February 2016, the Company issued three year warrants to purchase 400,000 shares of common stock at an exercise price of $0.27 per share and 200,000 shares of common stock at an exercise price of $0.31 per share, to five individuals serving on our board of advisors. We recognized $134,890 of expense for these warrants.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

Volatility	127%
Risk-free interest rate	0.9%
Expected life (years)	3.0
Dividend yield	--

Nonemployee common stock warrants -- Service and performance conditions

UPT management agreement

In July, 2014, the Company entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
Total		2,600,000
Vested – September 30, 2016		(420,000)
Nonvested – September 30, 2016		2,180,000

The common stock warrants have a three year life and an exercise price of $1.00 per share. The grant date fair value was $2,586,000. As of September 30, 2016, and since the date of the agreement, we have not deemed it probable that the performance conditions will be met, so no expense was recognized and no common stock warrants vested. During the three months ended September 30, 2016 and 2015, 60,000 of the common stock warrants under the service condition vested with the passage of time and the Company recognized expense of $9,856 and $24,877, respectively.

Financing advisory services

In March, 2014, the Company entered into an agreement with a company, which is also a shareholder, to provide financing advisory services, in return for 400,000 common stock warrants having a five year life and an exercise price of $2.50, with vesting in March, 2015 upon satisfactory performance under the agreement. As of December 31, 2014, we deemed it probable that the vesting conditions would be met. Accordingly, during the year ended December 31, 2014, the Company recognized estimated expense of $200,379. As of September 30, 2015, the service conditions were met and the award was re-valued at $179,964, resulting in a reduction in expense of $20,415 during the quarter ended September 30, 2015.

Employee stock options – Fully-vested

The Company granted no additional fully-vested options during the three months ended September 30, 2016.

Employee stock options – Market-based

The Company granted no additional options that vest upon the achievement of certain stock prices during the three months ended September 30, 2016. No additional non-vested market-based options vested during the quarter ended September 30, 2016.

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Year ended December 31,
	2015	2014
Nonemployee common stock	$602,507	$631,550
Nonemployee warrants – fully vested upon issuance	6,981	7,204,573
Nonemployee warrants – service and performance conditions	52,056	264,919
Employee stock options – fully vested upon grant	-	7,950,000
Employee stock options – market price-based	1,308,000	2,321,000
Legal settlement – replacement warrants	1,764,450	-
Total share-based expense charged against income	$3,733,994	$18,372,042

Impact on net loss per common share:
Basic and diluted	$(0.06)	$(0.32)

Nonemployee common stock

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

As of December 31, 2015 and 2014, meeting these conditions was not deemed probable, so no expense was recognized under this agreement and no common stock was issued. The fair value of these unearned shares of common stock was $117,000 as of December 31, 2015.

Investor relations agreement

In June, 2014, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement we agreed to issue 60,000 shares of common stock each quarter through May 2015, for a total of 240,000 shares. We recognized expense of $61,200 and $91,800, respectively, during the years ended December 31, 2015 and 2014.

Financial advisory agreements

During the quarter ended June 30, 2015, we entered into separate agreements with three companies, which subsequently became shareholders, to provide financial advisory services, including developing, studying and evaluating a financing plan, strategic and financial alternatives, and merger and acquisition proposals. Under the terms of the agreements, we agreed to issue an aggregate of 333,332 shares of common stock each month through June 2016, as services were delivered, for a total of 5,000,000 shares over the term of the agreements. These agreements may be canceled by either party with a 30 day notice. During the three months ended June 30, 2015, we recorded expense at fair value of $510,007 for the issuance of 1,000,013 shares. If the services are provided and the agreements are not canceled, an additional 3,999,987 shares remain to be issued. At management's request no further services have been provided, and no stock was earned or issued under these agreements after June 30, 2015.

Other

During the years ended December 31, 2015 and 2014, we issued or accrued an additional 175,000 and 445,000 shares of common stock in exchange for services, with a fair value of $31,300 and $539,750, respectively.

Nonemployee common stock warrants -- Fully-vested upon issuance

We may issue fully-vested common stock warrants with a maximum contractual term of 5 years to non-employees in return for services or to satisfy liabilities, such as accrued interest. The following summarizes the activity for common stock warrants that were fully-vested upon issuance:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	2,203,374	$0.69
Granted	7,266,666	0.74
Exercised	(781,805)	0.31
Forfeited or expired	(200,000)	0.31
Outstanding, December 31, 2014	8,488,235	0.69
Granted	94,333	0.48
Forfeited or expired	(918,000)	0.19
Outstanding, December 31, 2015	7,664,568	0.72	2.2	$-
Exercisable, December 31, 2015	7,664,568	0.72	2.2	$-

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested common stock warrants:

Year ended December 31,
	2015	2014
Volatility	121 - 173%	208 – 330%
Risk-free interest rate	1.4 – 1.6%	0.6 - 1.7%
Expected life (years)	3.0 – 4.0	2.5 -- 5.0
Dividend yield	-	-

The total intrinsic value of fully-vested common stock warrants exercised during the year ended December 31, 2014, was $1,059,248. None were exercised in 2015.

Nonemployee common stock warrants -- Service and performance conditions

The following summarizes the terms for warrants we granted that are subject to performance and service conditions.

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

The common stock warrants have a three year life and an exercise price of $1.00 per share. The grant date fair value was $2,586,000. As of December 31, 2015, we did not conclude that meeting the performance conditions was probable, so no expense was recognized and no common stock warrants vested. During the years ended December 31, 2015 and 2014, respectively, 240,000 and 120,000 of the common stock warrants under the service condition vested with the passage of time and we recognized expense of $52,056 and $64,540. As of December 31, 2015, the fair value of the 2,240,000 unvested common stock warrants, which is also the estimated unrecognized expense, was $119,019. We cannot estimate the period over which the expense for the performance awards will be recognized, if at all. The remaining service award expense will be recognized quarterly over a period of 1.5 years.

Financing advisory services

In March, 2014, we entered into an agreement with a company, which is also a shareholder, to provide financing advisory services, in return for 400,000 common stock warrants having a five year life and an exercise price of $2.50, with vesting in March, 2015 upon satisfactory performance under the agreement. As of December 31, 2014, we deemed it probable that the vesting conditions will be met. Accordingly, during the year ended December 31, 2014, we recognized expense of $200,379. When the warrants vested in March 2015, the fair value was $179,964. The change in fair value between December 31, 2014 and March 2015, of $20,415 was recognized as a reduction of expense in 2015. The grant date fair value of these warrants was $352,000.

Summary

The following summarizes the activity for warrants that have performance and service conditions. There were no grants in 2015.

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Granted	3,000,000	$1.20
Outstanding, December 31, 2014 and 2015	3,000,000	$1.20	1.9	$-
Exercisable, December 31, 2015	760,000	$1.79	2.9	$-

The following summarizes of the status of our nonvested common stock warrants with performance and service conditions as of December 31, 2015, and changes during the year then ended:

	Number of Warrants	Weighted-average Grant Date Fair Value

Nonvested, December 31, 2014	2,880,000	$0.98
Vested	(640,000)	0.92
Nonvested, December 31, 2015	2,240,000	$0.99

The following summarizes the Black-Scholes assumptions used to estimate the fair value of warrants with performance and service conditions:

Year ended December 31,
	2015	2014
Volatility	102 – 184%	208 - 322%
Risk-free interest rate	0.9 – 1.4%	1.1 - 1.7%
Expected life (years)	3.0 – 5.0	3.0 – 5.0
Dividend yield	-	-

Legal settlement – Replacement warrants

Under the First Amendment to Settlement Agreement (the "Amendment") with Spirit Bear, we agreed to issue replacement warrants for certain previously-issued warrants. The 7,000,000 previously-issued warrants were issued in 2012, had exercise prices ranging from $0.35 to $0.75 per warrant, and expiration dates from April 2015 to April 2017. All of the replacement warrants have an exercise price of $0.25, while 6,000,000 expire in January 2017 and 1,000,000 expired in December 2015.

When a replacement equity instrument is issued, expense is recorded if the fair value of the new instruments is greater than the fair value of the original instruments. We recorded expense of $1,764,450 associated with the replacement warrants. The following summarizes the Black-Scholes assumptions used to estimate the fair value of the previously-issued warrants and the replacement warrants:

	Previously-issued	Replacement
Volatility	81 – 125%	81 – 125%
Risk-free interest rate	0.3 – 0.6%	0.1 – 0.5%
Expected life (years)	1.0 – 2.0	0.6 – 1.8
Dividend yield	-	-

Employee stock options – Fully-vested upon grant

We granted stock options to certain members of management in 2014 that were fully-vested at the date of grant. There were no grants in 2015. The following is a summary of fully-vested stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Stock options granted	5,000,000	$2.00
Outstanding, December 31, 2015 and 2014	5,000,000	2.00		$-
Exercisable, December 31, 2015	5,000,000	$2.00		$-

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested stock option grants:

Year ended December 31, 2014
Volatility	325%
Risk-free interest rate	2.7%
Expected stock option life (years)	10
Dividend yield	-

We recognized expense at a fair value of $7,950,000 in the years ended December 31, 2014, for fully-vested stock option grants.

Employee stock options – Market price-based grants

We granted stock options in 2012 to a member of management that vest upon the achievement of certain stock prices for 20 days, as follows:

Market Price	Number of Options
$1.50	1,000,000
1.75	1,000,000
2.00	1,000,000
2.25	1,000,000
2.50	1,000,000
5,000,000

1,000,000 options vested in 2014 and remain exercisable as of December 31, 2015. We are recognizing the grant date fair value of $7,883,000 ratably through March 2019.

The following summarizes the lattice-based assumptions used to estimate the fair value of market price-based stock options:

Year ended December 31, 2014
Volatility	300%
Risk-free interest rate	1.7%
Expected stock option life (years)	5.0
Dividend yield	-

As of December 31, 2015, there was $4,254,000 of total unrecognized cost related to nonvested market price-based stock options, which will be recognized over 3.5 years.